Restructuring - Restructuring Costs Incurred and Future Cost Expected to be Incurred (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	$ 11,263	$ 40,819
Incurred from inception to December 31, 2017			$ 62,010
Americas Restructuring [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	(1,350)	2,308
Incurred from inception to December 31, 2017			6,883
McDermott Profitability Initiative [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	5,248	37,711
Incurred from inception to December 31, 2017			46,962
McDermott Profitability Initiative [Member] | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	2,590	15,217
Incurred from inception to December 31, 2017			17,807
McDermott Profitability Initiative [Member] | Asset impairment and disposal [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period		7,471
Incurred from inception to December 31, 2017			7,471
McDermott Profitability Initiative [Member] | Legal and other advisor fees [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	222	7,414
Incurred from inception to December 31, 2017			11,639
McDermott Profitability Initiative [Member] | Other Charges [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	2,436	7,609
Incurred from inception to December 31, 2017			10,045
Additional Overhead Reduction [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	7,365	800
Incurred from inception to December 31, 2017			8,165
Additional Overhead Reduction [Member] | Severance and other personnel-related costs [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	5,012
Incurred from inception to December 31, 2017			5,012
Additional Overhead Reduction [Member] | Legal and other advisor fees [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	1,968	$ 800
Incurred from inception to December 31, 2017			2,768
Additional Overhead Reduction [Member] | Other Charges [Member]
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Incurred for the period	$ 385
Incurred from inception to December 31, 2017			$ 385